Annual Total Returns[BarChart] - AST T Rowe Price Diversified Real Growth Portfolio - No Share Class	2015	2016	2017	2018	2019	2020
Total	(0.19%)	7.32%	18.67%	(7.11%)	22.07%	15.48%